LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Extend lease term	up to additional 10 years.
Remaining lease term	11 years 7 months 6 days
Weighted average discount rate	3.20%
Lease expense	$ 7,296	$ 6,636	$ 6,587
Operating cash flows for operating leases	$ 7,081	$ 6,138	$ 6,450
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	10 years